Fair Value Measurement (Tables)	12 Months Ended
Aug. 31, 2018
Fair Value Measurement
Schedule of assets measured or disclosed at fair value

		Fair value measurement or disclosure
		at August 31, 2017 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs
	August 31, 2017	assets (Level 1)	(Level 2)	(Level 3)	Total gains
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Short-term investments:
Available-for-sales securities	274,822	11,383	—	263,439	10,023
Long-term investments:
Available-for-sales investments	53,974	—	—	53,974	15,475
Total assets measured at fair value	328,796	11,383	—	317,413	25,498
Total assets measured at fair value in US$	48,140	1,667	—	46,473	3,733

		Fair value measurement or disclosure
		at August 31, 2018 using
		Quoted prices in		Significant
		active market	Significant other	unobservable
	Total fair value at	for identical	observable inputs	inputs	Total
	August 31, 2018	assets (Level 1)	(Level 2)	(Level 3)	(loss)/ gains
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Short-term investments:
Available-for-sales securities	304,824	—	—	304,824	(1,776)
Long-term investments:
Available-for-sales investments	180,483	—	—	180,483	59,637
Total assets measured at fair value	485,307	—	—	485,307	57,861
Total assets measured at fair value in US$	71,055	—	—	71,055	8,472